Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Asset Allocation Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Asset Allocation Fund
Account Value	$ 17,836	$ 17,836	$ 17,836	$ 15,121	$ 14,959	$ 15,447	$ 11,685	$ 11,846	$ 12,265	$ 11,262	$ 10,394	$ 10,624	$ 10,000
Average Annual Return, Percent	17.96%	8.53%	5.96%
Aggressive Growth Lifestyle Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Aggressive Growth Lifestyle Fund
Account Value	$ 19,804	$ 19,804	$ 19,804	16,595	16,663	18,038	13,061	12,628	12,883	11,636	10,318	10,626	10,000
Average Annual Return, Percent	19.34%	9.42%	7.07%
Dividend Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Dividend Value Fund
Account Value	$ 22,965	$ 22,965	$ 22,965	19,031	19,720	19,296	13,925	13,971	13,995	12,942	11,108	10,869	10,000
Average Annual Return, Percent	20.67%	10.45%	8.67%
Dynamic Allocation Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic Allocation Fund
Account Value	$ 16,913	$ 16,913	$ 16,913	14,625	14,951	16,124	13,617	12,331	12,152	11,103	9,915	10,404	10,000
Average Annual Return, Percent	15.65%	6.52%	5.40%
Emerging Economies Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Economies Fund
Account Value	$ 12,702	$ 12,702	$ 12,702	10,817	12,218	15,284	10,097	10,489	11,886	10,472	8,030	9,865	10,000
Average Annual Return, Percent	17.43%	3.90%	2.42%
Global Real Estate Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Global Real Estate Fund
Account Value	$ 12,803	$ 12,803	$ 12,803	11,796	14,036	14,878	11,582	12,922	11,954	11,257	10,723	10,561	10,000
Average Annual Return, Percent	8.53%	(0.19%)	2.50%
International Socially Responsible Fund
Account Value [Line Items]
Line Graph and Table Measure Name	International Socially Responsible Fund
Account Value	$ 19,766	$ 19,766	$ 19,766	16,812	16,325	18,420	13,284	13,562	13,484	12,023	10,440	10,745	10,000
Average Annual Return, Percent	17.57%	7.83%	7.05%
Global Strategy Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Global Strategy Fund
Account Value	$ 13,044	$ 13,044	$ 13,044	10,890	11,117	12,293	10,288	10,393	10,961	10,467	9,169	10,214	10,000
Average Annual Return, Percent	19.93%	4.65%	2.69%
Government Securities Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Government Securities Fund
Account Value	$ 10,831	$ 10,831	$ 10,831	10,761	10,973	11,859	12,064	11,112	10,485	10,625	10,589	10,307	10,000
Average Annual Return, Percent	0.65%	(0.51%)	0.80%
International Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name	International Value Fund
Account Value	$ 12,633	$ 12,633	$ 12,633	10,280	10,410	11,845	7,907	8,802	10,214	9,898	8,090	9,377	10,000
Average Annual Return, Percent	22.89%	7.50%	2.36%
Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund
Account Value	$ 35,502	$ 35,502	$ 35,502	26,162	24,363	28,602	20,942	16,435	16,010	13,276	11,019	11,096	10,000
Average Annual Return, Percent	35.70%	16.65%	13.51%
Large Capital Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Large Capital Growth Fund
Account Value	$ 34,600	$ 34,600	$ 34,600	28,186	27,312	27,806	20,102	17,170	15,262	13,157	11,293	11,101	10,000
Average Annual Return, Percent	22.75%	15.04%	13.22%
U.S. Socially Responsible Fund
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Socially Responsible Fund
Account Value	$ 30,520	$ 30,520	$ 30,520	23,787	23,537	24,241	17,470	15,636	15,055	13,231	11,429	11,233	10,000
Average Annual Return, Percent	28.30%	14.31%	11.80%
Systematic Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Systematic Value Fund
Account Value	$ 21,949	$ 21,949	$ 21,949	17,867	18,590	17,955	13,115	13,430	13,682	12,400	10,575	11,070	10,000
Average Annual Return, Percent	22.85%	10.32%	8.18%
Systematic Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Systematic Growth Fund
Account Value	$ 34,834	$ 34,834	$ 34,834	25,568	24,289	31,029	23,209	19,061	18,288	14,302	11,581	11,561	10,000
Average Annual Return, Percent	36.24%	12.82%	13.29%
Mid Cap Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Index Fund
Account Value	$ 24,554	$ 24,554	$ 24,554	19,569	20,179	21,662	13,851	14,027	14,883	12,997	11,114	11,192	10,000
Average Annual Return, Percent	25.47%	11.85%	9.40%
Systematic Core Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Systematic Core Fund
Account Value	$ 31,185	$ 31,185	$ 31,185	24,449	24,270	25,098	17,463	15,175	14,752	13,151	11,219	11,211	10,000
Average Annual Return, Percent	27.55%	15.49%	12.05%
Stock Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Stock Index Fund
Account Value	$ 31,975	$ 31,975	$ 31,975	25,040	24,409	24,546	17,538	15,596	15,078	13,228	11,299	11,144	10,000
Average Annual Return, Percent	27.70%	15.44%	12.33%
Small Cap Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund
Account Value	$ 18,926	$ 18,926	$ 18,926	15,523	17,350	18,358	10,154	11,973	14,125	12,236	10,427	10,783	10,000
Average Annual Return, Percent	21.92%	9.59%	6.59%
Mid Cap Strategic Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Strategic Growth Fund
Account Value	$ 30,326	$ 30,326	$ 30,326	24,345	23,434	27,362	18,529	16,432	15,292	12,832	10,835	11,160	10,000
Average Annual Return, Percent	24.48%	13.04%	11.73%
Mid Cap Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund
Account Value	$ 21,679	$ 21,679	$ 21,679	17,475	18,368	18,327	11,685	12,402	13,201	11,878	10,462	10,695	10,000
Average Annual Return, Percent	24.06%	11.82%	8.04%
Moderate Growth Lifestyle Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Growth Lifestyle Fund
Account Value	$ 18,073	$ 18,073	$ 18,073	15,740	15,849	16,949	12,946	12,399	12,425	11,418	10,335	10,520	10,000
Average Annual Return, Percent	14.82%	7.83%	6.10%
Capital Appreciation Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Fund
Account Value	$ 35,078	$ 35,078	$ 35,078	25,839	24,377	26,037	18,429	15,805	15,338	12,918	11,337	11,199	10,000
Average Annual Return, Percent	35.75%	17.29%	13.37%
Conservative Growth Lifestyle Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Growth Lifestyle Fund
Account Value	$ 14,884	$ 14,884	$ 14,884	13,479	13,656	14,824	12,167	11,657	11,515	10,987	10,198	10,364	10,000
Average Annual Return, Percent	10.43%	5.01%	4.06%
Nasdaq-100 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100 Index Fund
Account Value	$ 51,999	$ 51,999	$ 51,999	39,834	35,210	38,033	26,509	19,678	19,150	15,834	12,286	12,142	10,000
Average Annual Return, Percent	30.54%	21.45%	17.92%
Core Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Core Bond Fund
Account Value	$ 11,505	$ 11,505	$ 11,505	11,192	11,537	12,643	12,290	11,314	10,692	10,741	10,465	10,265	10,000
Average Annual Return, Percent	2.69%	0.34%	1.41%
High Yield Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Bond Fund
Account Value	$ 14,602	$ 14,602	$ 14,602	13,281	13,238	13,986	12,177	12,007	11,485	11,236	10,067	10,220	10,000
Average Annual Return, Percent	9.95%	3.99%	3.86%
Science And Technology Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Science & Technology Fund
Account Value	$ 47,992	$ 47,992	$ 47,992	35,138	31,397	41,029	27,687	21,200	20,575	15,817	11,999	11,952	10,000
Average Annual Return, Percent	36.58%	17.75%	16.98%
Small Cap Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund
Account Value	$ 27,033	$ 27,033	$ 27,033	23,536	23,995	34,236	22,790	18,790	19,068	13,697	10,495	11,850	10,000
Average Annual Return, Percent	14.86%	7.55%	10.46%
Inflation Protected Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Inflation Protected Fund
Account Value	$ 11,783	$ 11,783	$ 11,783	11,622	11,855	12,015	11,151	10,632	10,271	10,158	9,844	9,843	10,000
Average Annual Return, Percent	1.38%	2.08%	1.65%
International Equities Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name	International Equities Index Fund
Account Value	$ 15,235	$ 15,235	$ 15,235	12,888	12,523	14,077	10,162	10,522	11,171	10,379	8,950	9,943	10,000
Average Annual Return, Percent	18.21%	7.68%	4.30%
International Government Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name	International Government Bond Fund
Account Value	$ 9,822	$ 9,822	$ 9,822	9,621	10,077	11,687	10,956	10,499	10,168	10,135	9,893	9,457
Average Annual Return, Percent	2.09%	(1.32%)	(0.18%)
International Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund
Account Value	$ 17,354	$ 17,354	$ 17,354	16,638	15,250	21,218	13,765	12,514	12,536	10,590	9,305	10,248
Average Annual Return, Percent	4.30%	6.76%	5.67%
International Opportunities Fund
Account Value [Line Items]
Line Graph and Table Measure Name	International Opportunities Fund
Account Value	$ 15,774	$ 15,774	$ 15,774	13,684	14,663	17,808	13,149	12,730	14,389	11,920	10,238	10,201	10,000
Average Annual Return, Percent	15.27%	4.38%	4.66%
Small Cap Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Index Fund
Account Value	$ 20,373	$ 20,373	$ 20,373	17,025	17,940	21,650	13,203	13,734	15,131	12,565	10,455	11,123	10,000
Average Annual Return, Percent	19.67%	8.21%	7.38%
Small Cap Special Values Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Special Values Fund
Account Value	$ 22,860	$ 22,860	$ 22,860	18,077	19,575	20,645	12,354	13,878	14,903	12,915	10,977	10,816	10,000
Average Annual Return, Percent	26.46%	10.50%	8.62%
MSCI ACWI ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Account Value	$ 14,838.48	$ 14,838.48	$ 14,838.48	12,710.36	12,891.49	14,717.46	10,308.05	10,674.57	11,387.41	10,383.14	8,781.21	9,910.23	10,000
Average Annual Return, Percent	16.74%	6.81%	4.03%
MSCI ACWI Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 22,398.31	$ 22,398.31	$ 22,398.31	18,127.99	17,975.12	19,282.94	13,594.33	12,894.18	13,063.11	11,680.55	9,938.41	10,508.01	10,000
Average Annual Return, Percent	23.56%	11.68%	8.40%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 32,178.05	$ 32,178.05	$ 32,178.05	25,137.69	24,537.1	25,220	17,678.19	15,708.68	15,182.34	13,248.6	11,277.63	11,190.84	10,000
Average Annual Return, Percent	28.01%	15.42%	12.40%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	27.58%	15.00%	12.09%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,328.99	$ 11,328.99	$ 11,328.99	11,183.02	11,427.87	12,451.65	12,502.3	11,426.44	10,739.1	10,779.48	10,611.97	10,303.42	10,000
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Bloomberg US Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.38%	0.21%	1.56%
MSCI EAFE Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,685.79	$ 15,685.79	$ 15,685.79	13,234	12,840.96	14,328.14	10,351.64	10,651.29	11,300.64	10,466.24	8,988.8	9,951.98	10,000
Average Annual Return, Percent	18.53%	8.05%	4.60%
Bloomberg Global Aggregate Index USD hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD hedged)
Average Annual Return, Percent	3.24%	0.35%	1.97%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,028.01	$ 33,028.01	$ 33,028.01	25,765.57	25,034.14	25,109.34	17,894.54	15,858.67	15,280.64	13,359.07	11,372.48	11,180.62	10,000
Average Annual Return, Percent	28.19%	15.80%	12.69%
56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 21,796.18	$ 21,796.18	$ 21,796.18	18,326.02	18,060.46	19,206.19	14,697.94	13,526.74	13,239.82	12,061.38	10,641.89	10,732.38	10,000
Average Annual Return, Percent	18.94%	10.01%	8.10%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 22,077.17	$ 22,077.17	$ 22,077.17	18,889.54	18,671.58	19,316.31	15,738.89	14,040.78	13,341.74	12,313	11,100.64	10,833.7	10,000
Average Annual Return, Percent	16.88%	9.47%	8.24%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,847.81	$ 22,847.81	$ 22,847.81	18,772.08	19,666.17	19,484.6	13,495.06	13,719.97	13,524.09	12,493.69	10,896.73	10,903.04	10,000
Average Annual Return, Percent	21.71%	10.74%	8.61%
MSCI Emerging Markets Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 13,006.55	$ 13,006.55	$ 13,006.55	11,572.88	12,646.1	15,773.86	10,446.12	10,925.4	11,965.92	10,493.76	8,236.32	9,999.29	10,000
Average Annual Return, Percent	12.39%	3.55%	2.66%
FTSE EPRA NAREIT Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index
Account Value	$ 13,543.27	$ 13,543.27	$ 13,543.27	12,486.86	14,613.68	15,176.24	11,058.55	13,207.95	12,172.66	11,486.1	11,043.29	10,588.65	10,000
Average Annual Return, Percent	8.46%	0.50%	3.08%
Bloomberg U.S. Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Account Value	$ 10,839.84	$ 10,839.84	$ 10,839.84	10,855.48	11,100.52	11,993.6	12,442.3	11,184.86	10,526.41	10,611.28	10,603.97	10,301.02	10,000
Average Annual Return, Percent	(0.14%)	(0.62%)	0.81%
MSCI EAFE Value Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (net)
Account Value	$ 14,009.51	$ 14,009.51	$ 14,009.51	11,336.34	11,326.95	11,856.04	8,377.45	9,632.05	10,495.76	9,909.94	8,366.87	9,702.01	10,000
Average Annual Return, Percent	23.58%	7.78%	3.43%
SP MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Account Value	$ 25,367.56	$ 25,367.56	$ 25,367.56	20,137.99	20,681.15	22,123.5	14,112.29	14,227.73	15,045.78	13,099.58	11,180.74	11,227.87	10,000
Average Annual Return, Percent	25.97%	12.26%	9.76%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 27,567	$ 27,567	$ 27,567	22,612.88	21,382.61	26,304.81	19,092.07	16,314.15	15,264.82	12,890.87	11,047.82	11,472.44	10,000
Average Annual Return, Percent	21.91%	11.06%	10.67%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 21,879.96	$ 21,879.96	$ 21,879.96	17,692.48	19,548.6	19,559.64	12,489.11	13,415.68	13,702.7	12,649.76	10,974.34	11,008.53	10,000
Average Annual Return, Percent	23.67%	10.28%	8.14%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 43,345.83	$ 43,345.83	$ 43,345.83	32,444.14	29,616.68	31,591.62	22,577.7	17,882.98	16,967.78	14,020.24	11,657.59	11,473.19	10,000
Average Annual Return, Percent	33.60%	19.37%	15.80%
26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 15,581.19	$ 15,581.19	$ 15,581.19	14,258.68	14,303.22	15,394.93	13,590.84	12,421	11,873.68	11,385.4	10,645.2	10,506.1	10,000
Average Annual Return, Percent	9.28%	4.64%	4.53%
Nasdaq100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index
Account Value	$ 54,880.77	$ 54,880.77	$ 54,880.77	41,856.31	36,788.97	39,541.69	27,399.96	20,229.18	19,562.24	16,080.84	12,418.49	12,214.52	10,000
Average Annual Return, Percent	31.12%	22.09%	18.56%
FTSE US HighYield Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE US High-Yield Market Index
Account Value	$ 14,921.44	$ 14,921.44	$ 14,921.44	13,408.24	13,409.06	14,086.64	12,228.18	12,188.93	11,599.33	11,318.59	9,972.75	10,146.48	10,000
Average Annual Return, Percent	11.29%	4.13%	4.08%
S&P North American Technology Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Account Value	$ 62,391.02	$ 62,391.02	$ 62,391.02	44,245.63	38,739.59	44,215.7	30,575.33	22,971.54	21,853.29	16,634.99	12,493.68	11,767.95	10,000
Average Annual Return, Percent	41.01%	22.12%	20.09%
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,028.36	$ 12,028.36	$ 12,028.36	11,843.3	12,361.99	12,543.38	11,716.78	10,848.62	10,395.1	10,318.73	10,075.99	9,953.18	10,000
Average Annual Return, Percent	1.56%	2.09%	1.86%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,702.3	$ 21,702.3	$ 21,702.3	18,332.3	17,853.74	24,032.45	16,007.19	14,914.8	16,017.36	12,805.91	10,697.51	11,772.83	10,000
Average Annual Return, Percent	18.38%	7.79%	8.06%
FTSE 70 WGBI Index (unhedged) 30 JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index
Account Value	$ 10,032.69	$ 10,032.69	$ 10,032.69	9,763.79	10,202.35	12,009.42	11,454.43	10,929.63	10,488.5	10,355.5	10,099.72	9,501.94
Average Annual Return, Percent	2.75%	(1.70%)	0.03%
MSCI ACWI ex USA SMID Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA SMID Cap Index (net)
Account Value	$ 15,161.66399	$ 15,161.66399	$ 15,161.66399	13,128.66998	13,619.40113	15,844.63383	10,753.99076	11,124.19599	12,486.17987	11,067.09664	9,512.16065	10,115.68485	10,000
Average Annual Return, Percent	15.49%	6.39%	4.25%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 19,430.81	$ 19,430.81	$ 19,430.81	15,958.69	18,031.43	19,528.56	10,886.48	12,761.24	14,389.56	12,367.35	10,220.65	10,509.7	10,000
Average Annual Return, Percent	21.76%	8.77%	6.87%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 20,917.81	$ 20,917.81	$ 20,917.81	17,414.81	18,269.73	21,989.23	13,362.07	13,837.93	15,214.04	12,598.09	10,466.89	11,131.76	10,000
Average Annual Return, Percent	20.12%	8.61%	7.66%
Sixty Percent MSCI ACWI Index net 40 Percent Bloomberg Global Aggregate Index USD hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged)
Account Value	$ 17,942.51552	$ 17,942.51552	$ 17,942.51552	15,577.59099	15,517.88319	16,640.89722	13,444.2338	12,608.93587	12,352.50441	11,484.62822	10,345.18835	10,499.53246	10,000
Average Annual Return, Percent	15.18%	7.31%	6.02%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,503.85	$ 18,503.85	$ 18,503.85	$ 16,226.64	$ 16,126.41	$ 17,248.09	$ 14,169.02	$ 12,981.53	$ 12,549.32	$ 11,727.04	$ 10,649.93	$ 10,620.44	$ 10,000
Average Annual Return, Percent	14.03%	7.35%	6.35%